Farmers Mutual Fund Portfolios

Income Portfolio
Income with Growth Portfolio
Balanced Portfolio
Growth with Income Portfolio
Growth Portfolio

Supplement to Prospectus dated September 1, 2000


The following information replaces the corresponding numbers in the Expense Examples on pages 8, 15, 22, 28 and 33 for the Class B shares for each of the portfolios.

Income Portfolio

Example:
Expenses, assuming you sold your shares at the end of each period:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $5,495
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $5,495
--------------------------------------------------------------------------------

Income with Growth Portfolio

Example:
Expenses, assuming you sold your shares at the end of each period:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,695
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,695
--------------------------------------------------------------------------------

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Balanced Portfolio

Example:
Expenses, assuming you sold your shares at the end of each period:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,333
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,333
--------------------------------------------------------------------------------

Growth with Income Portfolio

Example:
Expenses, assuming you sold your shares at the end of each period:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,612
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,612
--------------------------------------------------------------------------------

Growth Portfolio

Example:
Expenses, assuming you sold your shares at the end of each period:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,307
--------------------------------------------------------------------------------


Expenses, assuming you kept your shares:

                                                         Class B
--------------------------------------------------------------------------------
10 years                                                 $3,307
--------------------------------------------------------------------------------






November 6, 2000